BBH TRUST
                                 40 Water Street
                                Boston, MA 02109
                                November 1, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


       RE:    BBH TRUST (the "Registrant")
                  BBH Money Market Fund
                1933 Act File No. 2-84751
                  1940 Act File No. 811-3779


 Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated October 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 32 on October 28, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-6812.

                                                  Very truly yours,



                                                  /s/Gail C. Jones
                                                  Gail C. Jones
                                                  Secretary